Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Columbia Strategic California Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Class A
Trading Symbol	CLMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 36	0.74% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 312,125,111
Holdings Count | Holding	159
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 312,125,111
Total number of portfolio holdings	159
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.3%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.9%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.6%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.5%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.4%
Manteca Unified School District 08/01/2032 0.000%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
California Health Facilities Financing Authority 02/01/2047 5.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.3%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.9%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.6%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.5%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.4%
Manteca Unified School District 08/01/2032 0.000%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
California Health Facilities Financing Authority 02/01/2047 5.000%	1.3%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Strategic California Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Class C
Trading Symbol	CCAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 61	1.24% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 312,125,111
Holdings Count | Holding	159
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 312,125,111
Total number of portfolio holdings	159
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.3%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.9%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.6%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.5%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.4%
Manteca Unified School District 08/01/2032 0.000%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
California Health Facilities Financing Authority 02/01/2047 5.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.3%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.9%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.6%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.5%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.4%
Manteca Unified School District 08/01/2032 0.000%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
California Health Facilities Financing Authority 02/01/2047 5.000%	1.3%

Columbia Strategic California Municipal Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CCAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 27	0.54% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 312,125,111
Holdings Count | Holding	159
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 312,125,111
Total number of portfolio holdings	159
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.3%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.9%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.6%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.5%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.4%
Manteca Unified School District 08/01/2032 0.000%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
California Health Facilities Financing Authority 02/01/2047 5.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.3%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.9%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.6%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.5%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.4%
Manteca Unified School District 08/01/2032 0.000%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
California Health Facilities Financing Authority 02/01/2047 5.000%	1.3%

Columbia Strategic California Municipal Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CCAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 25	0.51% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 312,125,111
Holdings Count | Holding	159
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 312,125,111
Total number of portfolio holdings	159
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.3%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.9%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.6%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.5%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.4%
Manteca Unified School District 08/01/2032 0.000%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
California Health Facilities Financing Authority 02/01/2047 5.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.3%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.9%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.6%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.5%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.4%
Manteca Unified School District 08/01/2032 0.000%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
California Health Facilities Financing Authority 02/01/2047 5.000%	1.3%

Columbia Strategic California Municipal Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CCXYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 24	0.48% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 312,125,111
Holdings Count | Holding	159
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 312,125,111
Total number of portfolio holdings	159
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.3%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.9%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.6%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.5%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.4%
Manteca Unified School District 08/01/2032 0.000%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
California Health Facilities Financing Authority 02/01/2047 5.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.3%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.9%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.7%
Inland Valley Development Agency 09/01/2044 5.000%	1.6%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.5%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.4%
Manteca Unified School District 08/01/2032 0.000%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
California Health Facilities Financing Authority 02/01/2047 5.000%	1.3%

[1]	Annualized.